Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible assets
7.	Intangible assets

	Research and development	Software	Patents	Trademark	Total
	USD	USD	USD	USD	USD
Cost
At December 31, 2022	257,945	15,880	4,971	8,113	286,909
Additions	-	-	4,819	-	4,819
Currency translation adjustments	4,879	300	94	153	5,426
At December 31, 2023	262,824	16,180	9,884	8,266	297,154
Additions	-	-	-	-	-
Currency translation adjustments	(8,057)	(496)	(303)	(255)	(9,111)
At December 31, 2024	254,767	15,684	9,581	8,011	288,043

Accumulated amortization
At December 31, 2022	121,807	7,499	1,848	3,730	134,884
Amortization	86,132	5,303	486	813	92,734
Currency translation adjustments	3,780	232	44	84	4,140
At December 31, 2023	211,719	13,034	2,378	4,627	231,758
Amortization	50,380	3,102	689	814	54,985
Currency translation adjustments	(7,332)	(452)	(86)	(155)	(8,025)
At December 31, 2024	254,767	15,684	2,981	5,286	278,718

Net book value
At December 31, 2023	51,105	3,146	7,506	3,639	65,396

At December 31, 2024	-	-	6,600	2,725	9,325

There was no impairment of intangible assets recorded for the years ended December 31, 2024 and 2023.